Financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities
Financial assets and liabilities

5.  Financial assets and liabilities

At December 31, 2017 and 2016, the Company’s financial assets are represented by cash and cash equivalents, trade and other accounts receivable, accounts receivable with carrying amounts that approximate their fair value.

a)  Financial assets

	2017		2016
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet fuel Asian call options	Ps.	497,403	Ps.	867,809

Total financial assets	Ps.	497,403	Ps.	867,809

Presented on the consolidated statements of financial position as follows:
Current	Ps.	497,403	Ps.	543,528

Non-current	Ps.	—	Ps.	324,281

b)  Financial debt

(i)At December 31, 2017 and 2016, the Company’s short-term and long-term debt consists of the following:

	2017		2016
I. Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on November 30, 2021, bearing annual interest rate at the three-month LIBOR plus a spread according to the contractual conditions of each disbursement in a range of 199 to 225 basis points.	Ps.	2,528,388	Ps.	1,271,891

II. In December 2016, the Company entered into a short-term working capital facility with Banco Nacional de México S.A. (“Citibanamex”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a spread according to the contractual conditions of each disbursement in a range of 20 to 80 basis points.	948,354		406,330

III. In December 2016, the Company entered into a U.S. dollar denominated short-term working capital facility with Bank of America México S.A. Institución de Banca Múltiple (“Bank of America”) in U.S. dollars, bearing annual interest rate at the one-month LIBOR plus 160 basis points.	—		309,960
IV. Accrued interest	5,972		6,102

	3,482,714		1,994,283
Less: Short-term maturities	2,403,562		1,051,237

Long-term	Ps.	1,079,152	Ps.	943,046

TIIE: Mexican interbank rate

(ii) The following table provides a summary of the Company’s scheduled principal payments of financial debt and accrued interest at December 31, 2017:

	2018		2019		2020		2021		Total
Finance debt denominated in foreign currency:
Santander/Bancomext	Ps.	1,452,826	Ps.	670,388	Ps.	333,303	Ps.	75,461	Ps.	2,531,978
Citibanamex	950,736		—		—		—		950,736

Total	Ps.	2,403,562	Ps.	670,388	Ps.	333,303	Ps.	75,461	Ps.	3,482,714

(iii) Since 2011, the Company has financed the pre-delivery payments for the acquisition of its aircraft through a revolving financing facility. During the year ended December 31, 2017, the pre-delivery payments for one A320NEO aircraft were financed through this revolving financing facility.

On August 1, 2013, the Company signed an amendment to the loan agreement to finance the pre-delivery payments of eight additional A320CEO (“Current Engine Option”) that were delivered in 2015 and 2016.

On February 28, 2014 and November 27, 2014, the Company signed amendments to the loan agreement to finance pre-delivery payments of two and four additional A320CEO, respectively, one was delivered in 2014 and five in 2016.

On August 25, 2015, the Company signed an amendment to the loan agreement to finance pre-delivery payments of eight additional A320NEO aircraft to be delivered between 2017 and 2018. One of these aircraft was incorporated to the Company´s fleet during 2017.

On November 30, 2016, the Company signed an additional amendment to the loan agreement to finance pre-delivery payments of 22 additional A320NEO aircraft to be delivered between 2019 and 2020. This amendment was modified on December 19, 2017 to reschedule the delivery dates of the aircraft listed on August 25, 2015 and November 30, 2016, seven and twenty two aircraft, respectively. The new delivery date will be between 2019 and 2021. In accordance with this last amendment, the revolving line with Santander Bancomext will expire as of November 30, 2021.

The “Santander/Bancomext” loan agreement provides for certain covenants, including limits to the ability to, among others:

i)	Incur debt above a specified debt basket unless certain financial ratios are met.
ii)	Create liens.
iii)	Merge with or acquire any other entity without the previous authorization of the Banks.
iv)	Dispose of certain assets.
v)	Declare and pay dividends, or make any distribution on the Company’s share capital unless certain financial ratios are met.

At December 31, 2017 and 2016, the Company was in compliance with the covenants under the above-mentioned loan agreement.

For purposes of financing the pre-delivery payments, Mexican trusts were created whereby, the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus, including its obligation to make pre-delivery payments to the Mexican trusts, and the Company guaranteed the obligations of the Mexican trusts under the financing agreement (Deutsche Bank Mexico, S.A. Trust 1710 and 1711).

(iv) At December 31, 2017, the Company had available credit lines totaling Ps.7,368,346, of which Ps.4,616,861 were related to financial debt and Ps.2,751,485 were related to letters of credit (Ps.1,739,775 were undrawn). At December 31, 2016, the Company had available credit lines totaling Ps. 6,936,237, of which Ps. 5,048,477 were related to financial debt and Ps.1,887,760 were related to letters of credit (Ps.3,703,184 were undrawn).

Changes in liabilities arising from financing activities

At December 31, 2017 and 2016, the changes in liabilities from financing activities from the Company are summarized in the following table:

	January 1, 2017		Net cash flows		Foreign exchange movement		Current vs non current reclassification and other		December, 31, 2017
Current interest- bearing loans and borrowings	Ps.	1,051,237	Ps.	419,350	Ps.	25,924	Ps.	907,051	Ps.	2,403,562
Non-current interest - bearing loans and borrowings	943,046		1,093,808		(50,521)		(907,181)		1,079,152

Total liabilities from financing activities	Ps.	1,994,283	Ps.	1,513,158	Ps.	(24,597)	Ps.	(130)	Ps.	3,482,714

	January 1, 2016		Net cash flows		Foreign exchange movement		Current vs non current reclassification and other		December, 31, 2016
Current interest- bearing loans and borrowings	Ps.	1,371,202	Ps.	(753,897)	Ps.	121,271	Ps.	312,661	Ps.	1,051,237
Non-current interest - bearing loans and borrowings	219,817		938,681		98,450		(313,902)		943,046

Total liabilities from financing activities	Ps.	1,591,019	Ps.	184,874	Ps.	219,721	Ps.	(1,241)	Ps.	1,994,283

c)  Other financial liabilities

	2017		2016
Derivative financial instruments designated as CFH (effective portion recognized within OCI):
Interest rate swap contracts	Ps.	—	Ps.	14,144

Total financial liabilities	Ps.	—	Ps.	14,144

Presented on the consolidated statements of financial position as follows:
Current	Ps.	—	Ps.	14,144

Non-current	Ps.	—	Ps.	—